UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $92,716 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108     4485   105000 SH       SOLE                   105000
BJ SVCS CO                     COM              055482103     5278   180000 SH       SOLE                   180000
BRIGHAM EXPLORATION CO         COM              109178103     5366   734000 SH       SOLE                   734000
BRONCO DRILLING CO INC         COM              112211107     4899   285000 SH       SOLE                   285000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     4796    60000 SH       SOLE                    60000
ENSCO INTL INC                 COM              26874Q100     5507   110000 SH       SOLE                   110000
FLOTEK INDS INC DEL            COM              343389102     5691   202900 SH       SOLE                   202900
GEOMET INC DEL                 COM              37250U201     3120   300000 SH       SOLE                   300000
GEOMET INC DEL                 COM              37250U201     2863   275300 SH       SOLE                   275300
HELMERICH & PAYNE INC          COM              423452101     3671   150000 SH       SOLE                   150000
HERCULES OFFSHORE INC          COM              427093109     2023    70000 SH       SOLE                    70000
MARINER ENERGY INC             COM              56845T305     1127    57500 SH       SOLE                    57500
MARINER ENERGY INC             COM              56845T305     2352   120000 SH       SOLE                   120000
NATIONAL OILWELL VARCO INC     COM              637071101     3671    60000 SH       SOLE                    60000
PETROHAWK ENERGY CORP          COM              716495106     6555   570000 SH       SOLE                   570000
RANGE RES CORP                 COM              75281A109     5492   200000 SH       SOLE                   200000
ROSETTA RESOURCES INC          COM              777779307     6161   330000 SH       SOLE                   330000
SOUTHWESTERN ENERGY CO         COM              845467109     5258   150000 SH       SOLE                   150000
ST MARY LD & EXPL CO           COM              792228108     1842    50000 SH       SOLE                    50000
TRANSOCEAN INC                 ORD              G90078109     5662    70000 SH       SOLE                    70000
WEATHERFORD INTERNATIONAL LT   COM              G95089101     5015   120000 SH       SOLE                   120000
XTO ENERGY INC                 COM              98385X106     1882    40000 SH       SOLE                    40000